OTHER ASSETS	12 Months Ended
Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
OTHER ASSETS

NOTE 8 – OTHER ASSETS

As of December 31, 2021 and December 31, 2020, other assets consist of security deposit of $0 and $219,000 for operating leases, respectively. The Company has terminated all leases as of December 31, 2021.